PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2020
PROPERTY AND EQUIPMENT, NET
Schedule of Property and Equipment

	As of December 31,
	2019	2020
	RMB	RMB

Buildings	128,282	128,659
Motor vehicles	4,464	4,147
Office and computer equipment	63,685	59,372
Leasehold improvements	83,251	89,667
Sub-total	279,682	281,845
Less: accumulated depreciation	(122,219)	(137,353)
Total	157,463	144,492